Document and Entity Information	Sep. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2020
Entity Registrant Name	RADIANT LOGISTICS, INC
Entity Central Index Key	0001171155
Entity Emerging Growth Company	false
Entity File Number	001-35392
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3625550
Entity Address, Address Line One	405 114th Avenue, S.E.
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	943-4599
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 Par Value
Trading Symbol	RLGT
Security Exchange Name	NYSEAMER